As filed with the U.S. Securities and Exchange Commission on April 15, 2019

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 62	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Peter T.C. Lee
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Name and Address of Agent for Service)

Copy to:
Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 60 (“Amendment”) to its Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 15th day of April, 2019.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Peter T.C. Lee

Peter T.C. Lee

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter T.C. Lee	Trustee and President	April 15, 2019
Peter T.C. Lee	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	April 15, 2019
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

* By:	/s/ Ioannis (John) Tzouganatos	April 15, 2019
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase